Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement on balance sheets, statements of operations and statements of cash flows - USD ($)	2 Months Ended	5 Months Ended
	Sep. 30, 2020	Dec. 31, 2020
As Previously Reported [Member]
Balance Sheet
Total assets		$ 346,381,148
Liabilities and stockholders’ equity
Total current liabilities		137,841
Deferred legal fees		150,000
Deferred underwriting commissions		12,075,000
Derivative warrant liabilities
Total liabilities		12,362,841
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption		329,018,300
Stockholders’ equity
Preference shares – $0.0001 par value
Additional paid-in-capital		5,362,606
Accumulated deficit		(363,622)
Total stockholders’ equity		5,000,007
Total liabilities and stockholders’ equity		346,381,148
Statement of Operations
Loss from operations		(363,622)
Other (expense) income:
Change in fair value of derivative warrant liabilities
Financing costs
Net gain from investments held in Trust Account
Total other (expense) income
Net loss	(83,312)	$ (363,622)
Basic and Diluted weighted-average Class A ordinary shares outstanding (in Shares)		34,500,000
Basic and Diluted net loss per Class A share (in Dollars per share)
Basic and Diluted weighted-average Class B ordinary shares outstanding (in Shares)		8,625,000
Basic and Diluted net loss per Class B share (in Dollars per share)		$ (0.04)
Statement of Cash Flows
Adjustment to reconcile net loss to net cash used in operating activities	73,163	$ 73,163
Net cash used in operating activities	(528,167)	(685,943)
Net cash used in investing activities	(345,000,000)	(345,000,000)
Net cash provided by financing activities	346,608,766	346,608,766
Net change in cash	$ 1,080,599	922,823
As Previously Reported [Member] | Class A Ordinary Shares [Member]
Stockholders’ equity
Ordinary shares – $0.0001 par value		160
Other (expense) income:
Basic and Diluted weighted-average Class B ordinary shares outstanding (in Shares)	34,500,000
Basic and Diluted net loss per Class B share (in Dollars per share)
As Previously Reported [Member] | Class B Ordinary Shares [Member]
Stockholders’ equity
Ordinary shares – $0.0001 par value		863
Other (expense) income:
Basic and Diluted weighted-average Class B ordinary shares outstanding (in Shares)	8,625,000
Basic and Diluted net loss per Class B share (in Dollars per share)	$ (0.01)
Restatement Adjustment [Member]
Balance Sheet
Total assets
Liabilities and stockholders’ equity
Total current liabilities
Deferred legal fees
Deferred underwriting commissions
Derivative warrant liabilities		45,192,150
Total liabilities		45,192,150
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption		(45,192,150)
Stockholders’ equity
Preference shares – $0.0001 par value
Additional paid-in-capital		27,679,338
Accumulated deficit		(27,679,790)
Total stockholders’ equity
Total liabilities and stockholders’ equity
Statement of Operations
Loss from operations
Other (expense) income:
Change in fair value of derivative warrant liabilities	$ (4,851,960)	(27,068,170)
Financing costs		(611,620)
Net gain from investments held in Trust Account
Total other (expense) income		(27,679,790)
Net loss	(5,463,580)	$ (27,679,790)
Basic and Diluted weighted-average Class A ordinary shares outstanding (in Shares)
Basic and Diluted net loss per Class A share (in Dollars per share)
Basic and Diluted weighted-average Class B ordinary shares outstanding (in Shares)
Basic and Diluted net loss per Class B share (in Dollars per share)
Statement of Cash Flows
Adjustment to reconcile net loss to net cash used in operating activities	5,463,580	$ 27,679,790
Net cash used in operating activities
Net cash used in investing activities
Net cash provided by financing activities
Net change in cash
Restatement Adjustment [Member] | Class A Ordinary Shares [Member]
Stockholders’ equity
Ordinary shares – $0.0001 par value		452
Other (expense) income:
Basic and Diluted weighted-average Class B ordinary shares outstanding (in Shares)
Basic and Diluted net loss per Class B share (in Dollars per share)
Restatement Adjustment [Member] | Class B Ordinary Shares [Member]
Stockholders’ equity
Ordinary shares – $0.0001 par value
Other (expense) income:
Basic and Diluted weighted-average Class B ordinary shares outstanding (in Shares)
Basic and Diluted net loss per Class B share (in Dollars per share)
As Restated [Member]
Balance Sheet
Total assets		346,381,148
Liabilities and stockholders’ equity
Total current liabilities		137,841
Deferred legal fees		150,000
Deferred underwriting commissions		12,075,000
Derivative warrant liabilities		45,192,150
Total liabilities		57,554,991
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption		283,826,150
Stockholders’ equity
Preference shares – $0.0001 par value
Additional paid-in-capital		33,041,944
Accumulated deficit		(28,043,412)
Total stockholders’ equity		5,000,007
Total liabilities and stockholders’ equity		346,381,148
Statement of Operations
Loss from operations		(363,622)
Other (expense) income:
Change in fair value of derivative warrant liabilities		(27,068,170)
Financing costs		(611,620)
Net gain from investments held in Trust Account
Total other (expense) income		(27,679,790)
Net loss		$ (28,043,412)
Basic and Diluted weighted-average Class A ordinary shares outstanding (in Shares)		34,500,000
Basic and Diluted net loss per Class A share (in Dollars per share)
Basic and Diluted weighted-average Class B ordinary shares outstanding (in Shares)		8,625,000
Basic and Diluted net loss per Class B share (in Dollars per share)		$ (3.25)
Statement of Cash Flows
Adjustment to reconcile net loss to net cash used in operating activities		$ 27,752,953
Net cash used in operating activities		(685,943)
Net cash used in investing activities		(345,000,000)
Net cash provided by financing activities		346,608,766
Net change in cash		922,823
As Restated [Member] | Class A Ordinary Shares [Member]
Stockholders’ equity
Ordinary shares – $0.0001 par value		612
As Restated [Member] | Class B Ordinary Shares [Member]
Stockholders’ equity
Ordinary shares – $0.0001 par value		$ 863